Leases - Summary of Supplemental Balance Sheet Information Related to Financing Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets
Finance lease right-of-use assets		$ 800
Southern Airways Corporation
Assets
Finance lease right-of-use assets	$ 1,301	1,546	$ 2,000
Liabilities
Finance lease liabilities	142	134		$ 129
Long-term finance lease liabilities	$ 1,750	1,838		1,974
Total finance lease liabilities		$ 1,972	$ 2,000	$ 2,103